Revenue from Contract with Customer Revenue from Contract with Customer - Net System Sales per Technology (Details) € in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€) Unit	Dec. 31, 2018 EUR (€) Unit	Dec. 31, 2017 EUR (€) Unit
Disaggregation of Revenue [Line Items]
Net Sales	€ 11,820.0	€ 10,944.0	€ 8,962.7
EUV
Disaggregation of Revenue [Line Items]
Net system sales in units | Unit	26	18	11
Net Sales	€ 2,799.7	€ 1,880.1	€ 1,084.2
ArFi
Disaggregation of Revenue [Line Items]
Net system sales in units | Unit	82	86	76
Net Sales	€ 4,707.7	€ 4,806.9	€ 4,028.7
ArF dry
Disaggregation of Revenue [Line Items]
Net system sales in units | Unit	22	16	13
Net Sales	€ 401.2	€ 274.3	€ 186.4
KrF
Disaggregation of Revenue [Line Items]
Net system sales in units | Unit	65	78	71
Net Sales	€ 679.7	€ 860.1	€ 743.5
i-line
Disaggregation of Revenue [Line Items]
Net system sales in units | Unit	34	26	26
Net Sales	€ 133.5	€ 98.6	€ 99.7
Metrology & Inspection
Disaggregation of Revenue [Line Items]
Net system sales in units | Unit	115	114	95
Net Sales	€ 274.4	€ 339.1	€ 281.9
System sales
Disaggregation of Revenue [Line Items]
Net system sales in units | Unit	344	338	292
Net Sales	€ 8,996.2	€ 8,259.1	€ 6,424.4